Accounts Receivable, Net - Schedule of Movement of Allowance of Credit Losses for Accounts Receivable (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Beginning balance	$ 2,861	$ 3,045
(Recovery of) provision for credit losses	(221)	(69)
Written-off	(29)	(180)
Foreign currency translation adjustments	89	65
Ending balance	$ 2,700	$ 2,861